Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Classification and Measurement of Financial Assets and Other Items Subject to ECL Under IFRS 9 and IAS 39 (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Investments			¥ 1,154
Equity instruments at FVTOCI	¥ 852
Accounts receivable	20,475		22,096
Contract assets	478
Prepayments and other current assets	23,619		22,128
Deferred tax assets	6,544		5,479
Deferred tax liabilities	13,138		8,010
Reserves	262,137		244,935
Non-controlling interests	1,030		¥ 830
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of financial assets [line items]
Accounts receivable	461	¥ (596)
Contract assets	(478)	656
Prepayments and other current assets		(37)
Deferred tax liabilities	(869)	1,066
Reserves	¥ (3,098)	3,691
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of financial assets [line items]
Investments		(1,154)
Equity instruments at FVTOCI		1,154
Accounts receivable		(919)
Prepayments and other current assets		(1)
Deferred tax assets		203
Reserves		(716)
Non-controlling interests		(1)
Increase (decrease) due to application of IFRS 9 [member] | Reclassified items [member]
Disclosure of financial assets [line items]
Investments		(1,154)
Equity instruments at FVTOCI		1,154
Increase (decrease) due to application of IFRS 9 [member] | Changes in accounting policies [member]
Disclosure of financial assets [line items]
Accounts receivable		(919)
Prepayments and other current assets		(1)
Deferred tax assets		203
Reserves		(716)
Non-controlling interests		(1)
Restated balance [member]
Disclosure of financial assets [line items]
Equity instruments at FVTOCI		1,154
Accounts receivable		20,581
Contract assets		656
Prepayments and other current assets		22,090
Deferred tax assets		5,682
Deferred tax liabilities		9,076
Reserves		247,910
Non-controlling interests		¥ 829